Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	MERGER FUND VL
Central Index Key	0001208133
Amendment Flag	false
Document Creation Date	Apr 26, 2013
Document Effective Date	Apr 29, 2013
Prospectus Date	Apr 29, 2013
The Merger Fund VL | The Merger Fund VL
Risk/Return:
Trading Symbol	MERVX

The Merger Fund VL
The Merger Fund VL
Investment Objective:
The Merger Fund VL (the “Fund”) seeks to achieve capital growth by engaging in merger arbitrage.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  These figures do not reflect any fees or charges imposed by participating life insurance companies under their variable annuity and variable life insurance contracts (“Contracts”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	The Merger Fund VL
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Merger Fund VL
Management Fees		1.25%
Distribution and Service (12b-1) Fees		none
Other Expenses		1.29%
Other Expenses consisting of Interest Expense, Borrowing Expense on Securities Sold Short and Dividends on Securities Sold Short		0.52%
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Fund Operating Expenses Before Expense Reimbursement	[2]	3.10%
Fee Waiver and/or Expense Reimbursement	[2]	(1.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.96%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Adviser has contractually agreed to reimburse expenses of the Fund and/or waive fees due to the Adviser in order to ensure that total Fund operating expenses, excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses, on an annual basis do not exceed 1.40% of the Fund's average daily net assets until April 30, 2014. The Adviser may recapture some or all of the amounts it waives or absorbs on behalf of the Fund at any time within three years of the end of the fiscal year in which the fee was reduced or waived or the expense was borne provided that doing so would not cause the Fund's operating expenses for that year, excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses, to exceed 1.40%. This expense limitation agreement may be terminated at any time by the Board of Trustees.

Example:
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example does not include fees and charges that you may be assessed under your separate Contracts.  If these fees and charges were included, your costs would be higher.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of those periods or do not redeem your shares.  The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
The Merger Fund VL	199	850	1,526	3,332

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Annual Fund Operating Expenses table above or in the Example, affect the Fund’s performance.  During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 268.78% of the average value of its portfolio.

Principal Investment Strategies:
Under normal market conditions, the Fund invests at least 80% of its total assets principally in equity securities of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.  Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions.  Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.  The size of this discount, known as the arbitrage “spread,” generally determines the Fund’s potential profit on any given investment.  Because Westchester Capital Management, LLC (the “Adviser”) seeks to profit from the “spread” described above upon the completion of a merger, takeover or other reorganization rather than the performance of the market overall or any one issuer, the Adviser believes the merger-arbitrage strategy is designed to provide performance that normally has low correlation with the performance of stock markets.

In conjunction with investment in an acquisition target or other investment, the Fund may employ a variety of hedging strategies to protect against issuer-related risk or other risks, including selling short the securities of the company that proposes to acquire the acquisition target and/or the purchase and sale of put and call options.  The Fund may enter into derivative transactions and other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.  For example, the Adviser may seek to hedge the Fund’s portfolio against a decline in the value of its portfolio securities or a decline in the market generally by purchasing put options.

In pursuing the Fund’s investment objective and strategies, the Fund may invest in U.S. and foreign securities without limit.  The Fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation.

Principal Risks:
 You could lose money by investing in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance, including the following:

Merger and Event-Driven Risk – Merger-arbitrage and event-driven investing involves the risk that the Adviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Fund’s return on the investment will be negative. Even if the Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return.  The Fund expects to employ strategies that are not designed to benefit from general market appreciation or improved economic conditions in the global economy.  Accordingly, the Fund can be expected to underperform the markets under certain market conditions, such as periods when there is rapid appreciation in the markets.

Hedging Transactions – The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Hedging transactions involve the risk of imperfect correlation.  Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result or that its evaluation of the likelihood that a specific merger or reorganization will be completed as expected will prove correct.

Portfolio Turnover Risk – The frequency of the Fund’s transactions will vary from year to year, though merger arbitrage portfolios may have higher turnover rates than portfolios of typical long-only funds. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.  The higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Derivatives Risk – Financial derivatives, such as options, swaps and futures contracts, may not produce the desired investment results because they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived.  Derivatives may also create leverage which will amplify the effect of the performance of these instruments on the Fund and may produce significant losses.

Foreign Investing – Investments in foreign countries may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States.  Such investments are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that may have the effect of decreasing the value of foreign securities.  Foreign investments may be subject to foreign withholding taxes.  Also, foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Debt Securities Risk – Debt securities may fluctuate in value due to, among other things, changes in interest rates, general economic conditions, industry fundamentals, market sentiment and the financial condition of the issuer, including the issuer’s credit rating or financial performance.  The market value of convertible debt securities will also be affected by changes in the price of the underlying equity securities.  The market values of debt securities issued by companies involved in pending corporate mergers, takeovers or other corporate events may be determined in large part by the status of the transaction and its eventual outcome, especially if the debt securities are subject to change of control provisions that entitle the holder to be paid par value or some other specified dollar amount upon completion of a transaction or other event.

Leveraging Risk – The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will cause the value of the Fund’s shares to be more volatile.

Non-Diversification Risk – As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting an issuer in its portfolio.

Short Selling Risk – If the price of a security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss.  The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.  The Fund is required to deposit collateral in connection with such short sales and has to pay a fee to borrow particular securities.

Market Risk – Investment markets can be volatile. The prices of investments can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if markets perform poorly.

Annual Total Return:
The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions.  The bar chart shows changes in the Fund’s performance from year to year since its inception.  The table following the bar chart shows how the Fund’s average annual returns for 1 year, 5 years and the life of the Fund compared with those of the S&P 500 Index, a broad measure of market performance.

Performance data included herein for periods prior to 2011 reflect that of Westchester Capital Management, Inc., the Fund’s prior investment adviser.  Messrs. Behren and Shannon, the Fund’s current portfolio managers, assumed portfolio management duties for the Fund in January 2007.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.mergerfund.com/vl.html.

Total Return as of 12/31 for each year

During the period shown in the above chart, the highest quarterly return was 5.75% (for the quarter ended March 31, 2006) and the lowest quarterly return was (5.60)% (for the quarter ended September 30, 2011).  The above chart does not reflect fees and expenses incurred under Contracts; if they were reflected, the returns in this chart would be lower.

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
The Merger Fund VL	Return Before Taxes	2.52%	4.79%	6.12%	May 26, 2004
The Merger Fund VL S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	5.06%	May 26, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Merger Fund VL
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Merger Fund VL (the “Fund”) seeks to achieve capital growth by engaging in merger arbitrage.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  These figures do not reflect any fees or charges imposed by participating life insurance companies under their variable annuity and variable life insurance contracts (“Contracts”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Annual Fund Operating Expenses table above or in the Example, affect the Fund’s performance.  During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 268.78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	268.78%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example does not include fees and charges that you may be assessed under your separate Contracts.  If these fees and charges were included, your costs would be higher.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of those periods or do not redeem your shares.  The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its total assets principally in equity securities of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.  Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions.  Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.  The size of this discount, known as the arbitrage “spread,” generally determines the Fund’s potential profit on any given investment.  Because Westchester Capital Management, LLC (the “Adviser”) seeks to profit from the “spread” described above upon the completion of a merger, takeover or other reorganization rather than the performance of the market overall or any one issuer, the Adviser believes the merger-arbitrage strategy is designed to provide performance that normally has low correlation with the performance of stock markets.

In conjunction with investment in an acquisition target or other investment, the Fund may employ a variety of hedging strategies to protect against issuer-related risk or other risks, including selling short the securities of the company that proposes to acquire the acquisition target and/or the purchase and sale of put and call options.  The Fund may enter into derivative transactions and other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.  For example, the Adviser may seek to hedge the Fund’s portfolio against a decline in the value of its portfolio securities or a decline in the market generally by purchasing put options.

In pursuing the Fund’s investment objective and strategies, the Fund may invest in U.S. and foreign securities without limit.  The Fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
 You could lose money by investing in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance, including the following:

Merger and Event-Driven Risk – Merger-arbitrage and event-driven investing involves the risk that the Adviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Fund’s return on the investment will be negative. Even if the Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return.  The Fund expects to employ strategies that are not designed to benefit from general market appreciation or improved economic conditions in the global economy.  Accordingly, the Fund can be expected to underperform the markets under certain market conditions, such as periods when there is rapid appreciation in the markets.

Hedging Transactions – The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Hedging transactions involve the risk of imperfect correlation.  Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result or that its evaluation of the likelihood that a specific merger or reorganization will be completed as expected will prove correct.

Portfolio Turnover Risk – The frequency of the Fund’s transactions will vary from year to year, though merger arbitrage portfolios may have higher turnover rates than portfolios of typical long-only funds. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.  The higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Derivatives Risk – Financial derivatives, such as options, swaps and futures contracts, may not produce the desired investment results because they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived.  Derivatives may also create leverage which will amplify the effect of the performance of these instruments on the Fund and may produce significant losses.

Foreign Investing – Investments in foreign countries may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States.  Such investments are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that may have the effect of decreasing the value of foreign securities.  Foreign investments may be subject to foreign withholding taxes.  Also, foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Debt Securities Risk – Debt securities may fluctuate in value due to, among other things, changes in interest rates, general economic conditions, industry fundamentals, market sentiment and the financial condition of the issuer, including the issuer’s credit rating or financial performance.  The market value of convertible debt securities will also be affected by changes in the price of the underlying equity securities.  The market values of debt securities issued by companies involved in pending corporate mergers, takeovers or other corporate events may be determined in large part by the status of the transaction and its eventual outcome, especially if the debt securities are subject to change of control provisions that entitle the holder to be paid par value or some other specified dollar amount upon completion of a transaction or other event.

Leveraging Risk – The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will cause the value of the Fund’s shares to be more volatile.

Non-Diversification Risk – As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting an issuer in its portfolio.

Short Selling Risk – If the price of a security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss.  The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.  The Fund is required to deposit collateral in connection with such short sales and has to pay a fee to borrow particular securities.

Market Risk – Investment markets can be volatile. The prices of investments can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if markets perform poorly.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting an issuer in its portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions.  The bar chart shows changes in the Fund’s performance from year to year since its inception.  The table following the bar chart shows how the Fund’s average annual returns for 1 year, 5 years and the life of the Fund compared with those of the S&P 500 Index, a broad measure of market performance.

Performance data included herein for periods prior to 2011 reflect that of Westchester Capital Management, Inc., the Fund’s prior investment adviser.  Messrs. Behren and Shannon, the Fund’s current portfolio managers, assumed portfolio management duties for the Fund in January 2007.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.mergerfund.com/vl.html.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.mergerfund.com/vl.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return as of 12/31 for each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the above chart, the highest quarterly return was 5.75% (for the quarter ended March 31, 2006) and the lowest quarterly return was (5.60)% (for the quarter ended September 30, 2011).  The above chart does not reflect fees and expenses incurred under Contracts; if they were reflected, the returns in this chart would be lower.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.60%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2012
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2004
The Merger Fund VL
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses consisting of Interest Expense, Borrowing Expense on Securities Sold Short and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses Before Expense Reimbursement	rr_ExpensesOverAssets	3.10%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.96%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	199
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	850
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,526
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,332
Annual Return 2005	rr_AnnualReturn2005	4.53%
Annual Return 2006	rr_AnnualReturn2006	16.55%
Annual Return 2007	rr_AnnualReturn2007	2.11%
Annual Return 2008	rr_AnnualReturn2008	3.79%
Annual Return 2009	rr_AnnualReturn2009	11.80%
Annual Return 2010	rr_AnnualReturn2010	5.30%
Annual Return 2011	rr_AnnualReturn2011	0.87%
Annual Return 2012	rr_AnnualReturn2012	2.52%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2004

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Adviser has contractually agreed to reimburse expenses of the Fund and/or waive fees due to the Adviser in order to ensure that total Fund operating expenses, excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses, on an annual basis do not exceed 1.40% of the Fund's average daily net assets until April 30, 2014. The Adviser may recapture some or all of the amounts it waives or absorbs on behalf of the Fund at any time within three years of the end of the fiscal year in which the fee was reduced or waived or the expense was borne provided that doing so would not cause the Fund's operating expenses for that year, excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses, to exceed 1.40%. This expense limitation agreement may be terminated at any time by the Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2013